Other Financial Liabilities	12 Months Ended
Dec. 31, 2023
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Other Financial Liabilities
19.	Other Financial Liabilities
Other financial liabilities as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Derivatives liabilities	￦	95,157	38,631
Financial guarantee liabilities		11,370	5,114
Others(*1)		—	119,881

	￦	106,527	163,626

Non-current
Derivatives liabilities	￦	79,984	81,291
Financial guarantee liabilities		7,068	7,858
Others		—	64,633

	￦	87,052	153,782

(*1)
The Company recognized other financial liabilities in connection with the put option agreement which POSCO FUTURE MATERIALS CANADA INC. (formerly, POSCO CHEMICAL CANADA INC.), a subsidiary, entered into with GM Battery Raw Materials Corporation.